10. Earnings per share (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share Details Abstract
Income attributable to equity holders of the parent, continuing operations	$ 17,243,421	$ 4,500,081	$ 571,566
Income attributable to equity holders of the parent, discontinued operations	276,177	791,274	806,989
Income attributable to equity holders of the parent	$ 17,519,598	$ 5,291,355	$ 1,378,555
Weighted average number of ordinary shares	1,505,170,408	1,505,170,408	1,505,170,408